CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Jun. 30, 2015	Dec. 31, 2014
Class A Authorized: unlimited
Issued and outstanding	76,077,547	76,077,547
Equity Units
Issued and outsatnding	100	100